Income Taxes - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Income tax benefit (expense)	$ 0	$ (182,843)	$ 1,838,490	$ (694,363)
Effective Income Tax Rate Reconciliation, Percent	0.00%	8.84%
Income tax statutory rate (in percent)	21.00%	21.00%	21.00%	21.00%
Uncertain tax positions	$ 0		$ 0	$ 0
Penalties and interest expense			0	0
IDoc Virtual Telehealth Solutions, Inc.
Income Taxes
Income tax benefit (expense)	$ 55,603	$ (72,270)	$ (1,070,410)	$ 8,531
Effective Income Tax Rate Reconciliation, Percent	22.32%
Income tax statutory rate (in percent)	21.00%	21.00%	21.00%	21.00%
Uncertain tax positions	$ 0		$ 0	$ 0
Penalties and interest expense			0	$ 0
Georgia | IDoc Virtual Telehealth Solutions, Inc.
Income Taxes
Operating loss carryforward not subject to expiration			3,600,000
Colorado | IDoc Virtual Telehealth Solutions, Inc.
Income Taxes
Operating loss carryforward not subject to expiration			700,000
Operating loss carryforward subject to expiration			$ 1,000,000.0